Summarised financial information - Summarised Financial Information of Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	£ 104,530	£ 138,137
Current assets	14,186	15,409
Non-current liabilities	50,109	59,983
Non-current borrowings	35,406	38,726
Current liabilities	15,673	17,853
Current borrowings	4,324	4,413
Registered BATCAP bonds | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	1,917	1,917
Current assets	9,128	9,166
Non-current liabilities	1,580	1,580
Non-current borrowings	1,571	1,572
Other non-current liabilities	9	8
Current liabilities	339	55
Current borrowings	39	23
Other current liabilities	300	32
Registered BATCAP bonds | BAT p.l.c. | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	9,074	9,117
Amounts due to subsidiaries	0	5
Investment in subsidiaries	27,234	27,234
Registered BATCAP bonds | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	20,691	20,962
Current assets	12,739	7,947
Non-current liabilities	18,266	20,018
Non-current borrowings	18,101	19,762
Other non-current liabilities	165	256
Current liabilities	15,137	8,749
Current borrowings	15,102	8,657
Other current liabilities	35	92
Registered BATCAP bonds | BATCAP | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	16,837	17,003
Amounts due to subsidiaries	3,735	3,890
Investment in subsidiaries	0	0
Registered BATCAP bonds | BATIF
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	2,238	2,480
Current assets	43,431	42,748
Non-current liabilities	12,901	14,058
Non-current borrowings	12,662	13,510
Other non-current liabilities	239	548
Current liabilities	30,091	29,379
Current borrowings	29,512	28,525
Other current liabilities	579	854
Registered BATCAP bonds | BATIF | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	43,279	42,752
Amounts due to subsidiaries	25,686	22,702
Investment in subsidiaries	718	718
Registered BATCAP bonds | BATNF
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	1,422	1,500
Current assets	790	22
Non-current liabilities	1,422	1,500
Non-current borrowings	1,422	1,500
Other non-current liabilities	0	0
Current liabilities	789	21
Current borrowings	788	21
Other current liabilities	1	0
Registered BATCAP bonds | BATNF | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	0	0
Amounts due to subsidiaries	0	0
Investment in subsidiaries	0	0
Registered BATCAP bonds | RAI
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	318	405
Current assets	942	1,135
Non-current liabilities	9,163	10,094
Non-current borrowings	9,113	10,033
Other non-current liabilities	50	61
Current liabilities	1,301	1,011
Current borrowings	597	568
Other current liabilities	704	443
Registered BATCAP bonds | RAI | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	1,229	700
Amounts due to subsidiaries	18	34
Investment in subsidiaries	25,185	26,690
Registered BATCAP bonds | BATHTN
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	43	45
Current assets	10	8
Non-current liabilities	11	12
Non-current borrowings	0	0
Other non-current liabilities	11	12
Current liabilities	4	1
Current borrowings	2	1
Other current liabilities	2	0
Registered BATCAP bonds | BATHTN | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	10	8
Amounts due to subsidiaries	1	1
Investment in subsidiaries	£ 1,537	£ 1,573